FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
8.	FAIR VALUE MEASUREMENT
In accordance with ASC
820-10,
the Company measures financial products, time deposits, derivative instruments, available-for-sale
debt investments and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC), Shanghai Stock Exchange (SSE) or Hong Kong Stock Exchange (HKEX). Financial products, time deposits and derivative instruments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale
debt investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.
The equity securities without readily determinable fair value, equity method investments and certain non-financial
assets are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.
Assets measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2019 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2019
	RMB	RMB	RMB	RMB	US$
Assets
Financial products	—	25,679	—	25,679	3,689
Time deposits	—	12,319	—	12,319	1,769
Derivative:
Foreign currency forward contracts	—	116	—	116	17
Equity securities	10,037	—	—	10,037	1,442
Available-for-sale debt investments	—	—	2,548	2,548	366

Total Assets	10,037	38,114	2,548	50,699	7,283

Liabilities
Derivative:
Foreign currency forward contracts	—	9	—	9	1

Total Liabilities	—	9	—	9	1

	Fair Value Measurement at December 31, 2020 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB	US$

Assets
Financial products	—	22,752	—	22,752	3,487
Time deposits	—	17,373	—	17,373	2,663
Derivative:
Foreign currency forward contracts	—	51	—	51	8
Equity securities	10,235	—	—	10,235	1,569
Available-for-sale debt investments	—	—	2,856	2,856	438

Total Assets	10,235	40,176	2,856	53,267	8,165

Liabilities
Derivative:
Foreign currency forward contracts	—	46	—	46	7
Interest rate swap contract	—	11	—	11	2

Total Liabilities	—	57	—	57	9

The roll forward of major Level 3 investments are as follow
s
 (RMB in millions):

Total
Fair value of Level 3 investments as at December 31, 2018	2,717

Transfer into Level 3	55
New addition	153
Disposal of investments	(93)
Effect of exchange rate change	25
Other-than-temporary impairment	(205)
The change in fair value of the investments	(104)

Fair value of Level 3 investments as at December 31, 2019	2,548

Transfer into Level 3	563
New addition	54
Disposal of investments	(25)
Effect of exchange rate change	(131)
The change in fair value of the investments	(153)

Fair value of Level 3 investments as at December 31, 2020	2,856

Management determined the fair value of these Level 3 investments based on income approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the revenue growth rate, weighted average cost of capital, lack of marketability discounts, expected volatility and probability in equity allocation.

The significant unobservable inputs adopted in the valuation as of December 31, 2020 are as follows:

Unobservable Input
Revenue growth rate	3% -140%
Weighted average cost of capital	15% -17%
Lack of marketability discount	15% ~20%
Expected volatility	40%~53%
Probability	Liquidation scenario: 30%~70% Redemption scenario: 30% IPO scenario: 30%~40%